FINANCIAL INSTRUMENTS - Fair values (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT
Financial assets	Rp 38,948	Rp 32,647
Financial liabilities	96,733	94,236
Transfer from level 1 to level 2, Assets	0
Transfer from level 2 to level 1, Assets	0
Transfer from level 1 to level 2, Liabilities	0
Transfer from level 2 to level 1, Liabilities	0
Transfer from level 3, Assets	0
Transfer to level 3, Assets	0
Transfer from level 3, Liabilities	0
Transfer to level 3, Liabilities	0
Level 3
FINANCIAL RISK MANAGEMENT
Gain or loss recognised in comprehensive income	126
Other current financial assets | At fair value
FINANCIAL RISK MANAGEMENT
Financial assets	109	71
Financial assets, fair value	109	71
Other current financial assets | At fair value | Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	77	71
Other current financial assets | At fair value | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	32
Long-term investment in financial instruments | At fair value
FINANCIAL RISK MANAGEMENT
Financial assets	4,025	1,346
Financial assets, fair value	4,025	1,346
Long-term investment in financial instruments | At fair value | Level 2
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	2,115
Long-term investment in financial instruments | At fair value | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	1,910	1,346
Financial liabilities measured at amortized cost
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value		60,730
Total	60,210
Financial liabilities measured at amortized cost | Level 1
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value		9,977
Total	8,094
Financial liabilities measured at amortized cost | Level 2
FINANCIAL RISK MANAGEMENT
Total	2,115
Financial liabilities measured at amortized cost | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value		50,753
Total	50,001
Financial liabilities measured at amortized cost | Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities		59,863
Total	59,111
Financial liabilities measured at amortized cost | Two-step loans
FINANCIAL RISK MANAGEMENT
Financial liabilities	568	736
Financial liabilities, fair value	575	759
Financial liabilities measured at amortized cost | Two-step loans | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	575	759
Financial liabilities measured at amortized cost | Bonds and notes
FINANCIAL RISK MANAGEMENT
Financial liabilities	7,469	9,958
Financial liabilities, fair value	8,503	10,897
Financial liabilities measured at amortized cost | Bonds and notes | Level 1
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	8,017	9,906
Financial liabilities measured at amortized cost | Bonds and notes | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	486	991
Financial liabilities measured at amortized cost | Long-term bank loans
FINANCIAL RISK MANAGEMENT
Financial liabilities	28,229	26,601
Financial liabilities, fair value	28,301	26,537
Financial liabilities measured at amortized cost | Long-term bank loans | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	28,301	26,537
Financial liabilities measured at amortized cost | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Financial liabilities		17,217
Financial liabilities, fair value		17,217
Financial liabilities measured at amortized cost | Obligations under finance leases | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value		17,217
Financial liabilities measured at amortized cost | Lease liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	14,877	17,217
Financial liabilities, fair value	14,877
Financial liabilities measured at amortized cost | Lease liabilities | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	14,877
Financial liabilities measured at amortized cost | Other borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	3,645	3,740
Financial liabilities, fair value	3,631	3,709
Financial liabilities measured at amortized cost | Other borrowings | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	3,631	3,709
Financial liabilities measured at amortized cost | Other liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	169	194
Financial liabilities, fair value	169	194
Financial liabilities measured at amortized cost | Other liabilities | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	169	194
FVTPL | Other current financial assets
FINANCIAL RISK MANAGEMENT
Financial assets	109	71
FVTPL | Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Financial assets	4,025	Rp 1,346
FVTOCI | Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Financial assets	20
FVTOCI | Long-term investment in financial instruments | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets	Rp 20